Long-Term Investments (Details) - Schedule of statement of operation - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member] | BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales		$ 8,808
Gross profit		6,133
Net loss	(406,233)	(498,940)
Share of losses from investments accounted for using the equity method			$ (269,844)
Rgene [Member] | Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(81,842)	(149,480)
Share of losses from investments accounted for using the equity method